20. Other payables	12 Months Ended
Dec. 31, 2017
Other Payables
Other payables
	Note	12.31.17	12.31.16
Non-current
Loans (mutuum) with CAMMESA		1,885,093	1,346,807
ENRE penalties and discounts		3,885,767	3,477,351
Liability with FOTAE		190,179	172,991
Payment agreements with ENRE		73,189	106,177
Total Non-current		6,034,228	5,103,326

Current
ENRE penalties and discounts		288,210	56,164
Related parties	36.d	5,253	4,756
Advances for works to be performed		13,576	13,575
Payment agreements with ENRE		63,356	60,264
Total Current		370,395	134,759

The carrying amount of the Company’s other financial payables approximates their fair value.